INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – TANGIBLE AND INTANGIBLE ASSETS

	March 31,	December 31,
Property & Equipment	2024	2023
Mobile Kiosk Display	$156,931	$127,333
Computer Equipment	44,901	44,901
Office Equipment	12,991	10,291
Internal-Use Software	31,300	31,300
Property and equipment, gross	246,123	213,825
Less: Accumulated depreciation	(102,636)	(80,977)
Property and equipment, net	$143,487	$132,848

Depreciation expense for the three months ended March 31, 2024 and 2023 was $21,659 and $10,307, respectively.

	March 31,	December 31,
Finite-lived intangible assets	2024	2023
Patent Costs	$380,809	$329,232
Intangible assets, gross	380,809	329,232
Less: Accumulated amortization	(50,617)	(42,803)
Intangible assets, net	$330,192	$286,429

Amortization expense for the three months ended March 31, 2024 and 2023 was $7,814 and $5,956, respectively.

NOTE 5 – INTANGIBLE ASSETS

Finite-lived intangible assets	December 31, 2023	December 31, 2022
Patent Costs	$329,232	$156,196
Intangible assets, gross	329,232	156,196
Less: Accumulated amortization	(42,803)	(18,639)
Intangible assets, net	$286,429	$137,557

These costs are amortized using the straight-line method over a period of 10 years. Amortization expense totalled $24,164 and $10,466 for the years ended December 31, 2023 and 2022, respectively. Future amortization is expected to approximate $30,000 per year.